COMMITMENTS - Additional information (Details) $ in Thousands		12 Months Ended
	Jun. 28, 2024 CAD ($)	Dec. 31, 2025 CAD ($) item Y
West Newcastle, Teddy Mountain And Ardmore East Projects [Member]
Disclosure of detailed information about business combination [line items]
Obligation for contingent payment		$ 500
Period For Obligation Contingency | Y		8
Minimum Mineral Resource Estimate, In Millions Of Pounds | item		6
Bulyea River Property [Member]
Disclosure of detailed information about business combination [line items]
Amount Of Payment By Second Anniversary To Retain Acquired Entity	$ 300
Amount Of Payment By Third Anniversary To Retain Acquired Entity	350
Minimum Expenditures By Third Anniversary To Retain Acquired Entity	2,000
Amount Of Payment Within Thirty Days Of Mineral Resource Estimate To Retain Acquired Entity	$ 1,000